Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, Net [Abstract]
Property, equipment and software, net
8.	Property, equipment and software, net

	As of December 31,
	2022	2023
	RMB	RMB
Buildings	2,594	1,158
Leasehold improvements	57,162	46,310
Furniture and office equipment	2,738	2,547
Motor vehicles	1,633	1,357
Software	4,699	3,245
Total Property, equipment and software	68,826	54,617
Less: Accumulated depreciation and amortization	(58,147)	(52,798)
Impairment loss	(7,642)	—
Total Property, equipment and software, net	3,037	1,819

Depreciation and amortization expenses were RMB5,929, RMB2,744 and RMB697 for the years ended December 31, 2021, 2022 and 2023, respectively.

Impairment loss represents the carrying amounts of property, equipment and software relating to the business of Shanghai Yuancui Information Technology Co., Ltd. (“Yuancui”) which was ceased during the year ended December 31, 2021(see note 22). The related property, equipment and software were disposed through Yuancui’s bankruptcy liquidation during the year ended December 31, 2023.